Prepaid expenses or other current assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses or other current assets	Prepaid expenses or other current assets
Prepaid expenses or other current assets consist of the following:

	December 31,
	2022	2023

Receivables from government authorities	$1,047	$1,423
Prepaid expenses	2,416	2,227
Fair value of future hedging transactions	—	946
Contingent consideration held in escrow	1,900	—
Rent deposits	1,088	547
Other	177	456
Total prepaid expenses and other current assets	$6,628	$5,599